Investment - Summary of detailed information about investment Property (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Rental income from investment property, net of direct operating expense [abstract]
Rental income reported as part of investment income		€ 4	€ (1)	[1]	€ 12	[1]
Direct operating expenses (Including repairs and maintenance expenses):
- From investment property that generated rental income		€ 5	5	[1]	23	[1]
- From investment property that did not generate rental income	[1]		€ 1		€ 1

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.